Inventories - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Classes of current inventories [abstract]
Operating costs related to inventories	$ 49,544		$ 51,180	$ 53,847
Valuation loss on inventories recognized as operating costs	34	$ 1	207	$ 1,161
Inventory to be recovered longer than twelve months	$ 2,102		$ 2,083